ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY (Details) - CAD ($)	Jan. 09, 2018	Nov. 30, 2019	Nov. 30, 2018
Allocated as follows:
Goodwill			$ 3,356,355
Non-controlling interest (Note 17)			$ (1,684,615)
Majesco Entertainment Company [Member]
Consideration:
Common shares	$ 415,000
Estimated cash payment on acquisition	1,245,000
Finder's fee	93,375
Total consideration provided	1,753,375
Allocated as follows:
Cash	11,060
Accounts payable	(67,320)
Due from former shareholder	56,260
Intangible assets - brand	103,335
Goodwill	3,356,355
Deferred income taxes	(21,700)
Non-controlling interest (Note 17)	(1,684,615)
Total	$ 1,753,375